Financial Instruments - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) MW	Apr. 05, 2022 MW	Dec. 31, 2021 CAD ($) MW	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,653		$ 3,267
Decrease in base fair value	(21)
Increase in sensitivity values	$ 9
Other
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities			$ 8
Garden Plain Wind Project
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW	130
Weighted average extension period (in years)	17 years
Long-term wind energy sale – Eastern US
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
Capacity of facility (in megawatts) | MW	90
Long-term wind energy sale – Canada
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%
Long-term wind energy sale - Central US
Disclosure of detailed information about financial instruments [line items]
Membership interest	100.00%	100.00%
White Rock East And White Rock West Wind Power Projects
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW			300
Horizon Hill Wind Project
Disclosure of detailed information about financial instruments [line items]
Capacity of facility (in megawatts) | MW		200
Pembina | Long-term wind energy sale – Canada
Disclosure of detailed information about financial instruments [line items]
Membership interest			37.70%
Maximum | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Capacity long-term fixed price power sale | MW	380
Minimum | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Capacity long-term fixed price power sale | MW	300
Level I | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	$ 23		$ 12
Level II | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	173		122
Level III | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(782)		159	$ 582
Level III | Recurring fair value measurement | Other
Disclosure of detailed information about financial instruments [line items]
Commodity risk management assets and liabilities	(6)		8
Level III | Recurring fair value measurement | Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	813		146
Level III | Recurring fair value measurement | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 31		$ 305